BORROWINGS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Borrowings
Total borrowings	$ 188,408	$ 1,467,586	$ 1,576,251
Banks
Borrowings
Total borrowings		$ 1,467,586	1,176,251
Third party
Borrowings
Total borrowings			$ 400,000